Label	Element	Value
2x Cardano ETF (Consolidated)
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.90%
2x Cardano ETF (Consolidated) | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	376.90%
2x Cardano ETF (Consolidated) | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(372.80%)